Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended						2 Months Ended				3 Months Ended				4 Months Ended						5 Months Ended				6 Months Ended				7 Months Ended						8 Months Ended				9 Months Ended				10 Months Ended					11 Months Ended				12 Months Ended					13 Months Ended				14 Months Ended				15 Months Ended				16 Months Ended				17 Months Ended				18 Months Ended				19 Months Ended				20 Months Ended				21 Months Ended				22 Months Ended				23 Months Ended				24 Months Ended				25 Months Ended				26 Months Ended				27 Months Ended				28 Months Ended				29 Months Ended				30 Months Ended				31 Months Ended				32 Months Ended			33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended	43 Months Ended
	Dec. 03, 2025	Sep. 11, 2025	Dec. 06, 2023	Nov. 07, 2023	Jan. 31, 2023	Jan. 19, 2023	Dec. 14, 2022	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2023	Nov. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Jan. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Jan. 31, 2023	Feb. 29, 2024	Jan. 31, 2024	Apr. 30, 2023	Feb. 28, 2023	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2024	Feb. 29, 2024	May 31, 2023	Mar. 31, 2023	Apr. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Apr. 30, 2023	May 31, 2024	Apr. 30, 2024	Jul. 31, 2023	May 31, 2023	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2024	May 31, 2024	Aug. 31, 2023	Jun. 30, 2023	Jul. 31, 2024	Jun. 30, 2024	Sep. 30, 2023	Jul. 31, 2023	Aug. 31, 2024	Jul. 31, 2024	Oct. 31, 2023	Aug. 31, 2023	Jun. 30, 2026	Sep. 30, 2024	Aug. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	Jun. 30, 2026	Nov. 30, 2024	Oct. 31, 2024	Jan. 31, 2024	Nov. 30, 2023	Dec. 31, 2024	Nov. 30, 2024	Feb. 29, 2024	Dec. 31, 2023	Jan. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Feb. 28, 2025	Jan. 31, 2025	Apr. 30, 2024	Feb. 29, 2024	Mar. 31, 2025	Feb. 28, 2025	May 31, 2024	Mar. 31, 2024	Apr. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Apr. 30, 2024	May 31, 2025	Apr. 30, 2025	Jul. 31, 2024	May 31, 2024	Jun. 30, 2025	May 31, 2025	Aug. 31, 2024	Jun. 30, 2024	Jul. 31, 2025	Jun. 30, 2025	Sep. 30, 2024	Jul. 31, 2024	Aug. 31, 2025	Jul. 31, 2025	Oct. 31, 2024	Aug. 31, 2024	Sep. 30, 2025	Aug. 31, 2025	Nov. 30, 2024	Sep. 30, 2024	Oct. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Oct. 31, 2024	Nov. 30, 2025	Oct. 31, 2025	Jan. 31, 2025	Nov. 30, 2024	Dec. 31, 2025	Nov. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Jan. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Jan. 31, 2025	Feb. 28, 2026	Jan. 31, 2026	Apr. 30, 2025	Feb. 28, 2025	Mar. 31, 2026	Feb. 28, 2026	May 31, 2025	Mar. 31, 2025	Apr. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Apr. 30, 2025	May 31, 2026	Apr. 30, 2026	Jul. 31, 2025	May 31, 2025	Jun. 30, 2026	May 31, 2026	Aug. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Sep. 30, 2025	Jul. 31, 2025	Oct. 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Oct. 31, 2025	Jan. 31, 2026	Nov. 30, 2025	Feb. 28, 2026	Dec. 31, 2025	Mar. 31, 2026	Jan. 31, 2026	Apr. 30, 2026	Feb. 28, 2026	May 31, 2026	Mar. 31, 2026	Jun. 30, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026
C000240058
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree 3-7 Year Treasury Digital Fund $11,074
Accumulated Value					$ 9,950	$ 10,000						$ 9,730				$ 10,013				$ 10,073						$ 9,993				$ 9,869				$ 9,879						$ 9,879				$ 9,754				$ 9,702					$ 9,958				$ 10,180					$ 10,211				$ 10,066				$ 10,115				$ 9,938				$ 10,063				$ 10,160				$ 10,381				$ 10,497				$ 10,603				$ 10,380				$ 10,454				$ 10,346				$ 10,411				$ 10,582				$ 10,645				$ 10,786				$ 10,710				$ 10,832				$ 10,788				$ 10,930			$ 10,954		$ 11,009		$ 11,097		$ 11,075		$ 11,075		$ 11,243		$ 11,075		$ 11,086		$ 11,063		$ 11,074
C000240073
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree 500 Digital Fund $20,549
Accumulated Value					10,400	10,000						10,160				10,537				10,677						10,768				11,474				11,867						11,685				11,140				10,897					11,898				12,444					12,667				13,367				13,785				13,255				13,907				14,431				14,574				14,931				15,269				15,177				16,149				15,777				16,270				16,013				15,036				14,984				15,962				16,799				17,212				17,531			18,222		18,656		18,677		18,688		18,906		18,729		17,822		19,705		20,787		20,549
C000240067
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree 7-10 Year Treasury Digital Fund $10,682
Accumulated Value					9,930	10,000						9,610				9,970				10,050						9,900				9,782				9,721						9,650				9,349				9,175					9,584				9,945					9,955				9,748				9,816				9,513				9,680				9,795				10,090				10,227				10,363				10,013				10,119				9,882				9,947				10,226				10,268				10,376				10,246				10,409				10,344				10,508			10,584		10,661		10,761		10,684		10,662		10,919		10,678		10,666		10,660		10,682
C000264681
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree Equity Premium Income Digital Fund $10,484
Accumulated Value	$ 10,000							$ 10,114														$ 9,930														$ 10,484
C000240070
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree Floating Rate Treasury Digital Fund $11,765
Accumulated Value					10,013	10,000						10,050				10,089				10,136						10,180				10,225				10,271						10,315				10,361				10,411					10,453				10,495					10,547				10,594				10,644				10,695				10,744				10,789				10,836				10,877				10,922				10,969				11,015				11,064				11,110				11,147				11,186				11,222				11,267				11,307				11,352				11,386			11,422		11,461		11,498		11,544		11,583		11,616		11,653		11,691		11,725		11,765
C000240068
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree Long-Term Treasury Digital Fund $9,218
Accumulated Value					9,900	10,000						9,410				9,856				9,896						9,614				9,623				9,390						9,095				8,371				7,919					8,710				9,479					9,240				9,043				9,126				8,539				8,791				8,938				9,255				9,467				9,647				9,123				9,305				8,745				8,777				9,275				9,164				9,033				8,749				8,986				8,887				8,887			9,201		9,335		9,368		9,138		9,115		9,535		9,131		9,062		9,103		9,218
C000263282
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree Private Credit and Alternative Income Digital Fund $9,016
Accumulated Value		$ 10,000							$ 9,629														$ 9,468														$ 8,847													$ 9,016
C000240076
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree Short-Duration Income Digital Fund $11,790
Accumulated Value					10,000	10,000						9,900				9,994				10,025						9,984				10,056				10,127						10,137				10,065				10,035					10,260				10,453					10,495				10,463				10,537				10,463				10,558				10,619				10,777				10,883				10,986				10,890				10,986				10,952				11,028				11,115				11,121				11,165				11,220				11,349				11,327				11,438			11,503		11,548		11,615		11,645		11,697		11,749		11,647		11,731		11,744		11,790
C000228751
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree Short-Term Treasury Digital Fund $11,400
Accumulated Value							$ 10,000						$ 9,971				$ 10,042				$ 9,968						$ 10,124				$ 10,155				$ 10,121						$ 10,077				$ 10,112				$ 10,149					$ 10,148				$ 10,181					$ 10,277				$ 10,379				$ 10,419				$ 10,374				$ 10,404				$ 10,365				$ 10,436				$ 10,495				$ 10,612				$ 10,705				$ 10,791				$ 10,730				$ 10,762				$ 10,787				$ 10,830				$ 10,902				$ 10,953				$ 11,039				$ 11,016				$ 11,084			$ 11,077		$ 11,170		$ 11,201		$ 11,237		$ 11,287		$ 11,323		$ 11,346		$ 11,405		$ 11,357		$ 11,379	$ 11,391	$ 11,400
C000241818
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree Siegel Global Equity Digital Fund $15,534
Accumulated Value			$ 10,000							$ 10,549				$ 10,529				$ 10,881						$ 11,292				$ 10,879				$ 11,332						$ 11,354				$ 11,667				$ 11,930					$ 12,110				$ 11,866					$ 12,304				$ 11,803				$ 12,154				$ 12,174				$ 11,847				$ 11,702				$ 12,239				$ 12,694				$ 12,819				$ 13,233				$ 13,501				$ 13,563				$ 13,792				$ 13,908				$ 14,445				$ 14,888				$ 14,121				$ 15,063				$ 15,502				$ 15,534
C000241816
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree Siegel Longevity Digital Fund $14,369
Accumulated Value			10,000							10,462				10,442				10,703						11,020				10,657				11,020						11,040				11,324				11,547					11,700				11,475					11,833				11,409				11,690				11,742				11,495				11,401				11,777				12,143				12,216				12,563				12,803				12,846				13,047				13,133				13,553				13,952				13,354				14,020				14,314				14,369
C000241819
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree Siegel Moderate Digital Fund $13,771
Accumulated Value			10,000							10,441				10,410				10,571						10,844				10,501				10,834						10,885				11,159				11,372					11,547				11,291					11,587				11,215				11,454				11,579				11,375				11,292				11,594				11,949				11,991				12,296				12,522				12,575				12,744				12,800				13,132				13,475				12,914				13,478				13,739				13,771
C000240075
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree Technology and Innovation 100 Digital Fund $29,372
Accumulated Value					10,620	10,000						10,560				11,590				11,520						12,560				13,370				14,030						13,940				13,190				12,840					14,300				15,089					15,582				16,672				17,039				16,221				17,270				18,612				18,340				18,549				19,199				19,189				20,206				20,504				20,969				19,997				18,317				18,529				20,324				21,856				22,670				22,923			24,476		25,754		25,184		24,958		24,969		23,893		22,795		26,666		29,960		29,372
C000240071
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree TIPS Digital Fund $11,116
Accumulated Value					9,990	10,000						9,880				10,134				10,134						10,023				10,008				10,018						9,915				9,729				9,646					9,916				10,154					10,186				10,081				10,154				9,985				10,154				10,230				10,424				10,500				10,655				10,460				10,514				10,329				10,460				10,679				10,736				10,736				10,681				10,769				10,781				10,926			10,985		11,019		11,042		10,977		11,035		11,172		11,023		11,148		11,159		11,116
C000245468
Account Value [Line Items]
Line Graph and Table Measure Name																																																											WisdomTree Treasury Money Market Digital Fund $11,215
Accumulated Value				$ 10,000							$ 10,034				$ 10,078				$ 10,122						$ 10,163				$ 10,207				$ 10,250						$ 10,294				$ 10,338				$ 10,383					$ 10,428				$ 10,470					$ 10,510				$ 10,548				$ 10,594				$ 10,630				$ 10,663				$ 10,700				$ 10,736				$ 10,773				$ 10,809				$ 10,847				$ 10,885				$ 10,921				$ 10,957				$ 10,990				$ 11,026				$ 11,058				$ 11,087				$ 11,120				$ 11,151				$ 11,183			$ 11,215
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,948	10,000						9,691				9,937				9,997						9,888				9,853				9,846						9,783				9,534				9,384					9,809				10,184					10,156				10,013				10,105				9,850				10,017				10,112				10,348				10,497				10,637				10,374				10,483				10,312				10,366				10,595				10,599				10,640				10,564				10,726				10,698				10,826			10,944		11,013		11,081		11,065		11,076		11,258		11,059		11,072		11,106		11,133
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,380	10,000						10,127				10,499				10,662						10,709				11,416				11,783						11,596				11,043				10,810					11,798				12,334					12,541				13,211				13,636				13,079				13,727				14,220				14,393				14,742				15,057				14,920				15,796				15,420				15,849				15,642				14,761				14,661				15,584				16,376				16,744				17,083			17,706		18,121		18,165		18,177		18,440		18,300		17,389		19,213		20,225		20,032
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,948	10,000						9,691				9,937				9,997						9,888				9,853				9,846						9,783				9,534				9,384					9,809				10,184					10,156				10,013				10,105				9,850				10,017				10,112				10,348				10,497				10,637				10,374				10,483				10,312				10,366				10,595				10,599				10,640				10,564				10,726				10,698				10,826			10,944		11,013		11,081		11,065		11,076		11,258		11,059		11,072		11,106		11,133
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000							10,003														9,570														11,024
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,948	10,000						9,691				9,937				9,997						9,888				9,853				9,846						9,783				9,534				9,384					9,809				10,184					10,156				10,013				10,105				9,850				10,017				10,112				10,348				10,497				10,637				10,374				10,483				10,312				10,366				10,595				10,599				10,640				10,564				10,726				10,698				10,826			10,944		11,013		11,081		11,065		11,076		11,258		11,059		11,072		11,106		11,133
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,948	10,000						9,691				9,937				9,997						9,888				9,853				9,846						9,783				9,534				9,384					9,809				10,184					10,156				10,013				10,105				9,850				10,017				10,112				10,348				10,497				10,637				10,374				10,483				10,312				10,366				10,595				10,599				10,640				10,564				10,726				10,698				10,826			10,944		11,013		11,081		11,065		11,076		11,258		11,059		11,072		11,106		11,133
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000							9,961														10,071														10,066													10,133
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,948	10,000						9,691				9,937				9,997						9,888				9,853				9,846						9,783				9,534				9,384					9,809				10,184					10,156				10,013				10,105				9,850				10,017				10,112				10,348				10,497				10,637				10,374				10,483				10,312				10,366				10,595				10,599				10,640				10,564				10,726				10,698				10,826			10,944		11,013		11,081		11,065		11,076		11,258		11,059		11,072		11,106		11,133
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Bloomberg U.S. Aggregate Bond Index
Accumulated Value							10,000						9,799				10,101				9,839						10,089				10,151				10,040						10,004				9,997				9,933					9,681				9,528					9,960				10,341				10,313				10,167				10,261				10,002				10,171				10,267				10,507				10,658				10,801				10,533				10,644				10,470				10,526				10,757				10,761				10,804				10,726				10,891			10,863		10,993		11,112		11,182		11,251		11,235		11,247		11,431		11,229		11,242	11,277	11,304
MSCI AC World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											MSCI AC World Index
Accumulated Value			10,000							10,498				10,559				11,012						11,358				10,983				11,429						11,684				11,872				12,174					12,457				12,177					12,632				12,333				12,747				12,671				12,170				12,284				12,990				13,573				13,757				14,097				14,607				14,934				14,933				15,088				15,536				15,735				14,605				16,091				16,921				16,786
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000							10,454				10,630				11,198						11,558				11,086				11,636						12,053				12,200				12,496					12,763				12,647					13,389				13,070				13,434				13,259				12,512				12,427				13,209				13,881				14,192				14,480				15,008				15,360				15,397				15,407				15,630				15,512				14,739				16,286				17,143				16,980
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000							10,454				10,630				11,198						11,558				11,086				11,636						12,053				12,200				12,496					12,763				12,647					13,389				13,070				13,434				13,259				12,512				12,427				13,209				13,881				14,192				14,480				15,008				15,360				15,397				15,407				15,630				15,512				14,739				16,286				17,143				16,980
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,380	10,000						10,127				10,499				10,662						10,709				11,416				11,783						11,596				11,043				10,810					11,798				12,334					12,541				13,211				13,636				13,079				13,727				14,220				14,393				14,742				15,057				14,920				15,796				15,420				15,849				15,642				14,761				14,661				15,584				16,376				16,744				17,083			17,706		18,121		18,165		18,177		18,440		18,300		17,389		19,213		20,225		20,032
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,948	10,000						9,691				9,937				9,997						9,888				9,853				9,846						9,783				9,534				9,384					9,809				10,184					10,156				10,013				10,105				9,850				10,017				10,112				10,348				10,497				10,637				10,374				10,483				10,312				10,366				10,595				10,599				10,640				10,564				10,726				10,698				10,826			10,944		11,013		11,081		11,065		11,076		11,258		11,059		11,072		11,106		11,133
ICE U.S. 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																											ICE U.S. 1-Month Treasury Bill Index
Accumulated Value				$ 10,000							$ 10,034				$ 10,081				$ 10,126						$ 10,167				$ 10,214				$ 10,257						$ 10,307				$ 10,349				$ 10,396					$ 10,446				$ 10,488					$ 10,529				$ 10,571				$ 10,610				$ 10,649				$ 10,684				$ 10,721				$ 10,759				$ 10,799				$ 10,836				$ 10,873				$ 10,915				$ 10,951				$ 10,991				$ 11,024				$ 11,061				$ 11,094				$ 11,126				$ 11,158				$ 11,191				$ 11,226			$ 11,258
Solactive US 3-7 Year Treasury Bond Index
Account Value [Line Items]
Accumulated Value					9,924	10,000						9,722				9,990				10,051						9,980				9,853				9,861						9,863				9,745				9,696					9,944				10,178					10,209				10,071				10,117				9,947				10,045				10,173				10,395				10,517				10,629				10,404				10,466				10,379				10,441				10,617				10,681				10,820				10,744				10,863				10,825				10,981			11,001		11,054		11,136		11,121		11,124		11,287		11,122		11,125		11,111		11,122
WisdomTree 500 Index
Account Value [Line Items]
Accumulated Value					10,398	10,000						10,155				10,537				10,679						10,767				11,476				11,877						11,688				11,149				10,902					11,904				12,448					12,665				13,368				13,795				13,257				13,910				14,441				14,585				14,941				15,281				15,189				16,164				15,794				16,289				16,023				15,051				14,998				15,983				16,820				17,230				17,558			18,248		18,689		18,705		18,720		18,928		18,753		17,845		19,733		20,808		20,574
Solactive US 7-10 Year Treasury Bond Index
Account Value [Line Items]
Accumulated Value					9,889	10,000						9,590				9,944				10,016						9,891				9,763				9,702						9,639				9,338				9,176					9,565				9,941					9,939				9,735				9,806				9,506				9,635				9,800				10,083				10,227				10,361				10,016				10,114				9,888				9,955				10,235				10,271				10,375				10,253				10,416				10,356				10,528			10,598		10,673		10,779		10,698		10,675		10,941		10,687		10,675		10,673		10,700
Volos US Large Cap Target 2.5% PutWrite Index
Account Value [Line Items]
Accumulated Value	$ 10,000							$ 10,099														$ 9,881														$ 10,508
Solactive US Treasury Floating Rate Note Bond Index
Account Value [Line Items]
Accumulated Value					10,013	10,000						10,049				10,087				10,131						10,181				10,226				10,276						10,321				10,366				10,418					10,462				10,500					10,554				10,606				10,650				10,708				10,759				10,801				10,853				10,890				10,937				10,982				11,031				11,077				11,127				11,166				11,203				11,240				11,286				11,326				11,370				11,405			11,441		11,482		11,519		11,564		11,605		11,639		11,677		11,714		11,749		11,790
Solactive US 20+ Year Treasury Bond Index
Account Value [Line Items]
Accumulated Value					9,807	10,000						9,355				9,808				9,874						9,570				9,592				9,356						9,087				8,352				7,972					8,694				9,446					9,234				9,028				9,106				8,524				8,704				8,926				9,250				9,458				9,637				9,117				9,292				8,720				8,760				9,257				9,140				9,011				8,731				8,962				8,869				8,863			9,184		9,312		9,335		9,100		9,093		9,507		9,114		9,037		9,086		9,194
Gapstow Private Credit and Alternative Income Index
Account Value [Line Items]
Accumulated Value		10,000							9,630														9,484														8,871													9,054
ICE BofA Merrill Lynch U.S. High Yield Index
Account Value [Line Items]
Accumulated Value		10,000							10,012														10,147														10,091													10,339
S&P 500® Index
Account Value [Line Items]
Accumulated Value		$ 10,000							$ 10,159														$ 10,429														$ 9,977													$ 11,493
Bloomberg U.S. Short Aggregate Composite Index
Account Value [Line Items]
Accumulated Value					9,979	10,000						9,852				10,031				10,079						10,031				9,968				10,006						10,026				9,977				9,978					10,159				10,331					10,367				10,297				10,349				10,261				10,360				10,431				10,592				10,702				10,803				10,686				10,735				10,721				10,778				10,888				10,941				11,042				11,017				11,108				11,098				11,218			11,251		11,293		11,357		11,387		11,407		11,497		11,404		11,427		11,439		11,446
Bloomberg U.S. Short Aggregate Enhanced Yield Index
Account Value [Line Items]
Accumulated Value					9,985	10,000						9,857				10,010				10,065						10,025				9,979				10,027						10,047				10,003				10,005					10,195				10,365					10,409				10,359				10,417				10,348				10,446				10,511				10,664				10,773				10,877				10,780				10,837				10,830				10,890				10,997				11,045				11,135				11,131				11,231				11,231				11,355			11,395		11,437		11,502		11,535		11,566		11,654		11,546		11,585		11,608		11,620
Solactive US 1-3 Year Treasury Bond Index
Account Value [Line Items]
Accumulated Value							$ 10,000						$ 9,987				$ 10,051				$ 9,983						$ 10,139				$ 10,163				$ 10,136						$ 10,084				$ 10,121				$ 10,161					$ 10,161				$ 10,195					$ 10,299				$ 10,414				$ 10,455				$ 10,412				$ 10,443				$ 10,412				$ 10,471				$ 10,542				$ 10,663				$ 10,758				$ 10,845				$ 10,782				$ 10,813				$ 10,840				$ 10,886				$ 10,961				$ 11,012				$ 11,099				$ 11,075				$ 11,142			$ 11,136		$ 11,230		$ 11,267		$ 11,304		$ 11,354		$ 11,392		$ 11,415		$ 11,476		$ 11,426		$ 11,450	$ 11,462	$ 11,470
MSCI ACWI Value Index
Account Value [Line Items]
Accumulated Value			10,000							10,529				10,514				10,785						11,251				10,913				11,235						11,184				11,671				11,987					12,238				11,934					12,307				11,662				12,152				12,339				12,218				12,076				12,457				12,931				13,001				13,422				13,724				13,722				13,964				14,226				14,960				15,457				14,392				15,504				15,996				15,912
75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite
Account Value [Line Items]
Accumulated Value			10,000							10,462				10,444				10,609						10,972				10,660				10,942						10,930				11,351				11,621					11,843				11,549					11,850				11,336				11,708				11,907				11,821				11,729				11,986				12,374				12,416				12,755				13,005				13,024				13,216				13,397				13,919				14,323				13,520				14,307				14,658				14,610
60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite
Account Value [Line Items]
Accumulated Value			$ 10,000							$ 10,422				$ 10,402				$ 10,504						$ 10,811				$ 10,511				$ 10,768						$ 10,780				$ 11,162				$ 11,406					$ 11,611				$ 11,322					$ 11,583				$ 11,143				$ 11,447				$ 11,653				$ 11,587				$ 11,524				$ 11,709				$ 12,049				$ 12,075				$ 12,367				$ 12,588				$ 12,619				$ 12,784				$ 12,920				$ 13,325				$ 13,678				$ 13,016				$ 13,625				$ 13,901				$ 13,871
WisdomTree Technology and Innovation 100 Index
Account Value [Line Items]
Accumulated Value					10,624	10,000						10,556				11,593				11,520						12,568				13,377				14,031						13,943				13,199				12,841					14,287				15,076					15,569				16,666				17,036				16,214				17,268				18,616				18,342				18,556				19,206				19,196				20,215				20,518				20,993				20,015				18,338				18,545				20,348				21,887				22,708				22,959			24,522		25,798		25,232		25,005		25,018		23,946		22,840		26,740		30,040		29,455
Solactive US Treasury Inflation-Linked Bond Index
Account Value [Line Items]
Accumulated Value					$ 9,978	$ 10,000						$ 9,853				$ 10,142				$ 10,144						$ 10,029				$ 9,989				$ 9,991						$ 9,920				$ 9,741				$ 9,692					$ 9,932				$ 10,175					$ 10,215				$ 10,109				$ 10,181				$ 10,026				$ 10,165				$ 10,277				$ 10,461				$ 10,544				$ 10,699				$ 10,510				$ 10,560				$ 10,392				$ 10,525				$ 10,759				$ 10,834				$ 10,842				$ 10,779				$ 10,883				$ 10,893				$ 11,064			$ 11,109		$ 11,146		$ 11,167		$ 11,109		$ 11,159		$ 11,302		$ 11,158		$ 11,281		$ 11,302		$ 11,254